Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Statement1 [Line Items]
Contractual commitments to acquire property, plant and equipment	¥ 3,081	¥ 4,520
Contractual commitments to acquire intangible assets	¥ 0	¥ 1,088